Average Annual Total Returns - Frontier Mid Cap Growth Portfolio	Apr. 30, 2021
Russell Midcap Growth Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	35.59%
5 Years	18.65%
10 Years	15.04%
Class A
Average Annual Return:
1 Year	31.70%
5 Years	16.91%
10 Years	13.57%
Class B
Average Annual Return:
1 Year	31.38%
5 Years	16.63%
10 Years	13.29%
Class E
Average Annual Return:
1 Year	31.53%
5 Years	16.74%
10 Years	13.40%
Class D
Average Annual Return:
1 Year	31.59%
5 Years	16.80%
10 Years	13.45%